SHAREHOLDERS' EQUITY (Details) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended		10 Months Ended	1 Months Ended			0 Months Ended	3 Months Ended
	Nov. 30, 2013	Sep. 30, 2012	Jan. 31, 2015	Jan. 31, 2013	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2014	Feb. 28, 2013	Nov. 30, 2012	Mar. 31, 2013	Sep. 21, 2012	Jan. 31, 2014	May 31, 1986	Sep. 09, 2014	Jul. 31, 2014	Nov. 01, 2013	Oct. 30, 2014	Oct. 31, 2012	Oct. 31, 2010	Oct. 31, 2003	Nov. 08, 2013	Aug. 29, 2012	Jul. 06, 2011
SHAREHOLDERS' EQUITY (Details) [Line Items]
Common Stock, Shares Authorized			600,000,000		600,000,000	600,000,000	600,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number					27,512,077		27,512,077
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	23 months	36 months	36 months	3 months
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased (in Dollars per share)		$ 0.2175
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period		12 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					40,000,000		40,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)					$ 0		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)					0		0
Preferred Stock, Shares Authorized													500,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)					$ 100		100
Common Stock, Anti-dilution Threshold Price (in Dollars per share)					$ 0.142		0.142
Series A Preferred Stock [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized			0		0	0	0							3,500
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)			$ 100		$ 100	100	100							$ 100
Preferred Stock, Shares Issued			3,500		3,500	0	3,500							3,500
Convertible Preferred Stock, Shares Converted, Initial Stated Value (in Dollars per share)					$ 1,000		1,000							$ 1,000
Convertible Preferred Stock, Initial Conversion Price (in Dollars per share)					$ 0.1892		0.1892							$ 0.1892
Common Stock, Shares Outstanding, Maximum Ownership Percentage					4.99%		4.99%
Convertible Preferred Stock, Mandatory Conversion, Measurment Period					average of the high and low trading prices of the Company’s common stock for any 10 out of 20 consecutive trading days
Convertible Preferred Stock,Mandatory Conversion, Threshold Trading Volume Percentage					50.00%
Convertible Preferred Stock Redemption, Notice Period					60 days
Conertible Preferred Stock, Observer Designation, Notice Period					10 days
Consultant [Member] | 2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services					310,000	1,345,000
Consultant [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Consultation Fees Related To Options (in Dollars)					85,000	305,000
Non-Employee Director [Member] | 2010 Share Plan Amendmend [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number					300,000		300,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							12 months
Board of Directors Chairman [Member] | Nonqualified Stock Option [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant								333,334
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								2 years
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award								1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased (in Dollars per share)								$ 0.235
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number								333,333
Board of Directors Chairman [Member] | 2010 Share Plan Amendmend [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number					400,000		400,000
New Executive Team [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award		40,000,000
New President and Chief Executive Officer [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award		16,000,000
New Senior Vice Presidentand Engineering [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award		8,000,000
Chairmans Compensation [Member] | Nonqualified Stock Option [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award		750,000
New Management Team [Member] | Nonqualified Stock Option [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award		750,000
Outside Directors [Member] | Nonqualified Stock Option [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award						3,000,000
Directors Additional Compensation Service [Member] | Nonqualified Stock Option [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant									333,334
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									2 years
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award									1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased (in Dollars per share)									$ 0.211
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number									333,333
Three Outside Directors [Member] | Nonqualified Stock Option [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										12 months
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award										1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased (in Dollars per share)								$ 0.195
2010 Share Plan Amendmend [Member] | 2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															55,634,980	55,634,980
Nonqualified Stock Option [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period											10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number					1,500,000		1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											3 years
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award		1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased (in Dollars per share)		$ 0.2225
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)					0		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number											250,000
Maximum [Member] | 2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					20,000,000		20,000,000
Maximum [Member] | 2010 Share Plan Amendmend [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			30,000,000
2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			15,000,000												25,634,980	25,634,980			15,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					11,400,000		11,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			7,942,356		6,543,445		6,543,445
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award			1,300,000									7,710,000
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased (in Dollars per share)			$ 0.112									$ 0.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			13,430,134		18,214,000	2,984,000	18,214,000										18,214,000	2,820,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)			0		25,910		25,910
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)			0		23,410		23,410
2003 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			70,000,000																	70,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number																	12,349,770	16,350,045
2010 Share Plan Amendmend [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			27,000,000																			30,000,000	27,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																					20,000,000
Stock Options Granted Outside 2003 And 2010 Plan [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		41,500,000				3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number					2,333,334		2,333,334
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award					3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)					5,000		5,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)					$ 5,000		5,000
Strategic Advisor [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award		16,000,000
Certificate Of Incorporation Before Amendment [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Common Stock, Shares Authorized						300,000,000			240,000,000
Certificate Of Incorporation After Amendment [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Common Stock, Shares Authorized						600,000,000			300,000,000